UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004

Vanguard Industrials Index Fund	Shares	Market Value (000)

COMMON STOCKS (100.2%)

Aerospace (10.3%)
United Technologies Corp.	7,371	$ 719
The Boeing Co.	10,375	556
Lockheed Martin Corp.	5,480	333
Northrop Grumman Corp.	4,688	264
Rockwell Collins, Inc.	2,672	107
Goodrich Corp.	1,736	55
* Alliant Techsystems, Inc.	608	40
* United Defense Industries Inc.	860	39
* Moog Inc.	424	18
* Teledyne Technologies, Inc.	564	17
* Orbital Sciences Corp.	1,060	14
Curtiss-Wright Corp.	224	13
United Industrial Corp.	264	10
* MTC Technologies, Inc.	300	9
HEICO Corp. Class A	344	6
HEICO Corp.	160	3

		2,203

Air Transportation (4.1%)
FedEx Corp.	4,140	393
Southwest Airlines Co.	10,556	166
Expeditors International of Washington, Inc.	1,600	85
* JetBlue Airways Corp.	1,216	29
* AMR Corp.	2,760	25
* EGL, Inc.	668	23
Skywest, Inc.	1,080	21
* Delta Air Lines, Inc.	2,676	19
* AirTran Holdings, Inc.	1,464	17
* Alaska Air Group, Inc.	548	17
* Continental Airlines, Inc. Class B	1,384	15
* Northwest Airlines Corp. Class A	1,264	13
* Aviall Inc.	536	12
* Frontier Airlines, Inc.	1,008	12
* ExpressJet Holdings, Inc.	808	9
* Mesa Air Group Inc.	1,144	8
* America West Holdings Corp. Class B	1,208	7
* FLYI, Inc.	640	1

		872

Auto Trucks & Parts (1.3%)
PACCAR, Inc.	2,440	191
* Navistar International Corp.	1,016	42
Oshkosh Truck Corp.	568	36
* Wabash National Corp.	628	16

		285

Building--Air Conditioning (0.2%)
York International Corp.	724	27
Lennox International Inc.	1,012	18

		45

Building--Heating & Plumbing (0.1%)
* Jacuzzi Brands, Inc.	1,524	14
* AAON, Inc.	352	6

		20

Building--Miscellaneous (0.1%)
* Griffon Corp.	552	14

Building--Roof & Wallboard (0.2%)
* USG Corp.	688	23
ElkCorp	408	12

		35

Building Materials (1.5%)
Masco Corp.	6,440	227
Hughes Supply, Inc.	1,176	39
Simpson Manufacturing Co.	624	21
* NCI Building Systems, Inc.	412	15
Watsco, Inc.	432	14
* Trex Co., Inc.	204	10
Ameron International Corp.	220	8
LSI Industries Inc.	184	2

		336

Chemicals (0.1%)
* Energy Conversion Devices, Inc.	584	13

Commercial Information Services
* SOURCECORP, Inc.	404	7
* LECG Corp.	136	3

		10

Communications Technology (0.5%)
L-3 Communications Holdings, Inc.	1,516	113

Computer Services Software & Systems (0.1%)
* Mercury Computer Systems, Inc.	436	14

Construction (0.2%)
* Washington Group International, Inc.	480	19
Granite Construction Co.	656	17
* EMCOR Group, Inc.	324	15

		51

Consumer Products (0.1%)
The Toro Co.	412	30

Container & Package--Metal & Glass (0.1%)
* Mobile Mini, Inc.	356	11

Copper (0.1%)
Mueller Industries Inc.	576	18

Diversified Manufacturing (1.0%)
* American Standard Cos., Inc.	2,780	108
* Armor Holdings, Inc.	552	24
Clarcor Inc.	452	24
Acuity Brands, Inc.	784	23
Brady Corp. Class A	368	22
Tredegar Corp.	556	10
Barnes Group, Inc.	384	10
* Hexcel Corp.	276	4

		225

Diversified Production (2.0%)
Danaher Corp.	3,632	206
Dover Corp.	3,040	123
Pentair, Inc.	1,496	60
* Thomas & Betts Corp.	1,000	32

		421

Education--Services (2.1%)
* Apollo Group, Inc. Class A	2,244	179
* Career Education Corp.	1,604	62
* ITT Educational Services, Inc.	776	37
* Education Management Corp.	1,048	35
* Corinthian Colleges, Inc.	1,616	28
* Laureate Education Inc.	700	28
Strayer Education, Inc.	240	26
* DeVry, Inc.	1,060	18
* Bright Horizons Family Solutions, Inc.	268	17
* Universal Technical Institute Inc.	360	12
* Learning Tree International, Inc.	428	6

		448

Electrical & Electronics (0.1%)
* InVision Technologies, Inc.	316	15

Electrical Equipment & Components (2.9%)
Emerson Electric Co.	6,076	406
Cooper Industries, Inc. Class A	1,404	93
Ametek, Inc.	1,108	36
* Genlyte Group, Inc.	240	19
Baldor Electric Co.	576	16
* Triumph Group, Inc.	348	14
* Power-One, Inc.	1,456	13
A.O. Smith Corp.	440	13
Franklin Electric, Inc.	304	12
* General Cable Corp.	499	7
* Color Kinetics Inc.	78	1
* Powell Industries, Inc.	19	-

		630

Electronics (0.1%)
* II-VI, Inc.	284	12

Electronics--Technology (3.3%)
General Dynamics Corp.	2,484	269
Raytheon Co.	6,556	264
Rockwell Automation, Inc.	2,788	132
* DRS Technologies, Inc.	464	20
EDO Corp.	368	11
Cubic Corp.	408	10
* Herley Industries Inc.	400	8

		714

Energy Equipment (0.1%)
* Global Power Equipment Group Inc.	996	9
* Plug Power, Inc.	1,340	8

		17

Energy Miscellaneous
* FuelCell Energy, Inc.	1,016	10

Engineering & Contracting Services (0.8%)
Fluor Corp.	1,288	67
* Jacobs Engineering Group Inc.	880	40
* Dycom Industries, Inc.	844	25
* URS Corp.	688	21
* Quanta Services, Inc.	1,984	15
* Infrasource Services Inc.	316	4

		172

Financial Data Processing Services (0.3%)
Deluxe Corp.	820	32
John H. Harland Co.	544	19
* PRG-Schultz International, Inc.	1,172	6

		57

Financial Information Services (0.6%)
* The Dun & Bradstreet Corp.	1,100	65
Equifax, Inc.	2,136	59

		124

Financial Miscellaneous (0.6%)
H & R Block, Inc.	2,321	111
* Sotheby's Holdings Class A	820	13
* Portfolio Recovery Associates, Inc.	264	10
* Asset Acceptance Capital Corp.	425	9

		143

Forest Products (0.1%)
Universal Forest Products, Inc.	360	16

Forms & Bulk Print Services (0.1%)
Ennis, Inc.	428	9
The Standard Register Co.	564	7

		16

Glass
Apogee Enterprises, Inc.	680	10

Health & Personal Care (0.1%)
* Stericycle, Inc.	688	29

Household Furnishings (0.1%)
American Woodmark Corp.	288	11

Identification Control & Filter Devices (2.4%)
Parker Hannifin Corp.	1,796	134
American Power Conversion Corp.	2,688	57
Pall Corp.	1,976	54
Hubbell Inc. Class B	828	40
Donaldson Co., Inc.	1,260	39
Roper Industries Inc.	600	37
IDEX Corp.	768	31
Crane Co.	832	25
* Flowserve Corp.	952	24
* CUNO Inc.	316	21
* ESCO Technologies Inc.	248	18
Watts Water Technologies, Inc.	508	16
C & D Technologies, Inc.	588	10
Robbins & Myers, Inc.	364	9
Gorman-Rupp Co.	336	8
Vicor Corp.	664	7

		530

Insurance--Multiline (0.1%)
* Alleghany Corp.	88	25

Machine Tools (0.1%)
Lincoln Electric Holdings, Inc.	600	22

Machinery & Engineering (0.1%)
Applied Industrial Technology, Inc.	360	15

Machinery--Agricultural (1.4%)
Deere & Co.	3,660	262
* AGCO Corp.	1,484	32
Lindsay Manufacturing Co.	312	9

		303

Machinery--Construction & Handling (2.5%)
Caterpillar, Inc.	4,992	457
* Terex Corp.	780	36
The Manitowoc Co., Inc.	484	18
NACCO Industries, Inc. Class A	120	13
Stewart & Stevenson Services, Inc.	632	13
* Astec Industries, Inc.	440	7

		544

Machinery--Engines (0.3%)
Cummins Inc.	556	44
Briggs & Stratton Corp.	744	29

		73

Machinery--Industrial/Special (3.4%)
Illinois Tool Works, Inc.	3,720	351
Ingersoll-Rand Co.	2,564	191
Joy Global Inc.	860	35
Kennametal, Inc.	620	32
Nordson Corp.	560	21
* Actuant Corp.	444	21
Woodward Governor Co.	208	15
* Gardner Denver Inc.	436	15
Thomas Industries, Inc.	360	14
Tecumseh Products Co. Class A	264	12
Tennant Co.	212	8
* Kadant Inc.	412	8
Curtiss-Wright Corp. Class B	120	7
Tecumseh Products Co. Class B	52	2

		732

Machinery--Specialty (0.4%)
Graco, Inc.	1,076	39
Engineered Support Systems, Inc.	464	26
JLG Industries, Inc.	908	16

		81

Manufacturing (0.1%)
Federal Signal Corp.	916	16
Standex International Corp.	308	9

		25

Metal Fabricating (0.9%)
Precision Castparts Corp.	1,004	65
The Timken Co.	1,136	30
Reliance Steel & Aluminum Co.	504	20
* Shaw Group, Inc.	1,276	19
Kaydon Corp.	544	18
Valmont Industries, Inc.	428	11
CIRCOR International, Inc.	420	9
Penn Engineering & Manufacturing Corp.	392	8
* Encore Wire Corp.	524	7

nbsp;		187

Metals & Minerals & Commodities (0.1%)
* Ceradyne, Inc.	312	15

Miscellaneous Equipment (0.3%)
W.W. Grainger, Inc.	1,188	73

Miscellaneous Materials & Processing (0.1%)
* Insituform Technologies Inc. Class A	600	14

Multi-Sector Companies (32.7%)
General Electric Co.	118,068	4,175
Tyco International Ltd.	28,799	978
3M Co.	10,704	852
Honeywell International Inc.	11,900	420
Eaton Corp.	2,132	144
Textron, Inc.	1,852	134
ITT Industries, Inc.	1,256	107
SPX Corp.	1,212	50
Teleflex Inc.	620	31
Carlisle Co., Inc.	512	31
Trinity Industries, Inc.	676	24
* McDermott International, Inc.	1,212	20
Walter Industries, Inc.	644	16
GenCorp, Inc.	908	15
* Sequa Corp. Class A	136	8
Kaman Corp. Class A	656	8

		7,013

Office Furniture & Business Equipment (1.1%)
Pitney Bowes, Inc.	3,428	150
HNI Corp.	856	36
Herman Miller, Inc.	1,200	29
* Imagistics International Inc.	360	13
Steelcase Inc.	916	12
* General Binding Corp.	300	4

		244

Office Supplies (0.4%)
Avery Dennison Corp.	1,420	83

Paper (0.1%)
Albany International Corp.	500	17

Pollution Control & Environmental Service (0.1%)
* Ionics, Inc.	412	18

Power Transmission Equipment (0.1%)
Regal-Beloit Corp.	524	15

Printing & Copying Services (0.1%)
Bowne & Co., Inc.	752	11

Production Technical Equipment (0.1%)
* Esterline Technologies Corp.	536	19

Publishing--Miscellaneous (0.7%)
R.R. Donnelley & Sons Co.	3,108	108
Banta Corp.	464	21
* Consolidated Graphics, Inc.	276	13

		142

Railroad Equipment (0.1%)
Wabtec Corp.	812	17

Railroads (4.0%)
Burlington Northern Santa Fe Corp.	5,464	246
Union Pacific Corp.	3,624	230
Norfolk Southern Corp.	5,800	199
CSX Corp.	3,220	123
* Kansas City Southern	1,176	20
Florida East Coast Industries, Inc. Class A	444	19
* Genesee & Wyoming Inc. Class A	516	14
* RailAmerica, Inc.	808	10

		861

Rent & Lease Services--Commercial (0.5%)
Ryder System, Inc.	1,032	55
* United Rentals, Inc.	1,200	21
McGrath Rent Corp.	252	11
Electro Rent Corp.	684	10

		97

Rent & Lease Services--Consumer (0.1%)
* Dollar Thrifty Automotive Group, Inc.	528	14
* Amerco, Inc.	328	14

		28

Retail (0.5%)
Fastenal Co.	1,000	61
MSC Industrial Direct Co., Inc. Class A	792	28
* School Specialty, Inc.	384	15
Lawson Products, Inc.	172	8

		112

Securities Brokers & Services (0.1%)
* NCO Group, Inc.	560	14

Services--Commercial (7.9%)
Cendant Corp.	14,908	338
Waste Management, Inc.	8,532	254
Cintas Corp.	1,944	87
Republic Services, Inc. Class A	2,368	75
Robert Half International, Inc.	2,504	68
Manpower Inc.	1,388	67
* ChoicePoint Inc.	1,372	60
ServiceMaster Co.	4,520	60
* Monster Worldwide Inc.	1,720	48
Aramark Corp. Class B	1,728	45
The Corporate Executive Board Co.	604	41
The Brink's Co.	956	37
* Allied Waste Industries, Inc.	3,196	29
IKON Office Solutions, Inc.	2,480	28
* Copart, Inc.	1,256	27
* Waste Connections, Inc.	756	26
* Corrections Corp. of America REIT	596	24
* Navigant Consulting, Inc.	848	20
* Resources Connection, Inc.	420	19
ABM Industries Inc.	800	17
* Tetra Tech, Inc.	1,100	17
* FTI Consulting, Inc.	828	17
* West Corp.	480	17
Watson Wyatt & Co. Holdings	616	16
* Sirva Inc.	816	16
G & K Services, Inc. Class A	384	16
* Korn/Ferry International	772	14
* Heidrick & Struggles International, Inc.	412	14
* CoStar Group, Inc.	320	14
* Labor Ready, Inc.	868	14
Kelly Services, Inc. Class A	424	13
* Coinstar, Inc.	472	12
Viad Corp.	492	12
Jackson Hewitt Tax Service Inc.	539	12
Rollins, Inc.	464	11
Gevity HR, Inc.	620	11
* Spherion Corp.	1,340	11
* Vertrue Inc.	292	10
* Teletech Holdings Inc.	1,024	10
* Pre-Paid Legal Services, Inc.	263	9
* Volt Information Sciences Inc.	276	8
Central Parking Corp.	528	8
* Century Business Services, Inc.	1,780	8
* Geo Group Inc.	332	8
CDI Corp.	384	7
* Hudson Highland Group, Inc.	264	7
Angelica Corp.	88	2

		1,684

Shipping (0.2%)
Alexander & Baldwin, Inc.	672	28
* Kirby Corp.	388	18

		46

Steel (0.2%)
Harsco Corp.	688	37

Telecommunications Equipment (0.0%)
* Mastec Inc.	1,116	9

Transportation Miscellaneous (3.9%)
United Parcel Service, Inc.	8,469	713
C.H. Robinson Worldwide, Inc.	1,200	64
* Laidlaw International Inc.	1,319	25
UTI Worldwide, Inc.	249	17
* Pacer International, Inc.	720	14
Sea Containers Ltd. Class A	560	10

		843

Truckers (1.5%)
CNF Inc.	828	39
* Yellow Roadway Corp.	712	38
J.B. Hunt Transport Services, Inc.	920	37
* Landstar System, Inc.	504	36
Werner Enterprises, Inc.	960	22
Heartland Express, Inc.	924	20
* Swift Transportation Co., Inc.	1,000	19
USF Corp.	512	19
Arkansas Best Corp.	436	19
Overnite Corp.	528	19
* Forward Air Corp.	400	19
* Knight Transportation, Inc.	716	17
* Old Dominion Freight Line, Inc.	424	13
* P.A.M. Transportation Services, Inc.	316	6
* Covenant Transport, Inc.	328	6

		329

Wholesalers (0.3%)
Adesa, Inc.	1,540	31
* United Stationers, Inc.	584	28

		59

TOTAL INVESTMENTS
(Cost $19,613)		21,477

OTHER ASSETS AND LIABILITIES-NET (-0.2%)		(48)

NET ASSETS (100%)		$21,429

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $19,613,000. Net unrealized appreciation of investment securities for tax purposes was $1,864,000, consisting of unrealized gains of $1,912,000 on securities that had risen in value since their purchase and $48,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.